NET INCOME/(LOSS) PER SHARE	12 Months Ended
Dec. 31, 2024
NET INCOME/(LOSS) PER SHARE
NET INCOME/(LOSS) PER SHARE

2. NET INCOME/(LOSS) PER SHARE

Basic net income/(loss) per Class A and Class B ordinary share from continuing and discontinued operations for the years ended December 31, 2022, 2023 and 2024 is computed on the basis of the weighted average number of ordinary shares outstanding using the two class method. Basic net income/(loss) from continuing and discontinued operations and per share is computed using the weighted average number of ordinary shares outstanding during the period and including vested restricted share units and shares to be delivered as part of the restructuring of the Company’s convertible notes in June 2022. Diluted net income/(loss) per ordinary share from continuing and discontinued operations is computed using the dilutive effect of Share-Based Awards calculated using the “treasury stock” method and the dilutive effect of convertible debt restructuring under the if-converted method.

The computation of the diluted net income/(loss) per Class A share from continuing and discontinued operations assumes the conversion of Class B shares, while the diluted net income/(loss) per Class B share from continuing and discontinued operations does not assume the conversion of those shares. The net income/(loss) per share from continuing and discontinued operations amounts are the same for Class A and Class B shares because the holders of each class are legally entitled to equal per share distributions whether through dividends or in liquidation. In compliance with ASC 260-10-45-18 the Group uses loss from continuing operations as the control number in determining whether those potential common shares are dilutive or antidilutive. The number of Share-Based Awards excluded from the diluted net income/(loss) per ordinary share from continuing and discontinued operations computation, because their effect was anti-dilutive for the years ended December 31, 2022, 2023 and 2024, was 14,200,679, 6,005,247 and 4,026,852 respectively.

In June 2022, the Group completed the repurchase of 93.2% in aggregate principal amount of the Group’s 0.75% convertible notes due March 3, 2025 (the “Notes”) and accounted for the modification of all the Notes. The Group has to date repurchased more than 99% in aggregate principal amount of the Notes originally issued (Note 12). The consideration for such repurchase consisted of cash in an amount equal to 70% of the principal amount of the Notes, plus the delivery of a fixed number of Class A shares per Note (the “Settlement Shares”). An aggregate of 2,694,657 Class A shares originally issuable upon conversion of the Notes were excluded from the diluted net income/(loss) per ordinary share from continuing and discontinued operations computation, because their effect was anti-dilutive.

The components of basic and diluted net (loss)/income per share from continuing and discontinued operations were as follows:

	Year ended December 31,
	2022		2023		2024
	Class A	Class B	Class A	Class B	Class A	Class B
Net (loss)/income from continuing operations, allocated for basic	(162.5)	(17.5)	(308.6)	(32.9)	(343.5)	(50.0)
Reallocation of net (loss)/income from continuing operations as a result of conversion of Class B to Class A shares	(17.5)	—	(32.9)	—	(50.0)	—
Reallocation of net (loss)/income from continuing operations to Class B shares	—	0.5	—	(0.1)	—	—
Net (loss)/income from continuing operations, allocated for diluted	(180.0)	(17.0)	(341.5)	(33.0)	(393.5)	(50.0)
Net (loss)/income from discontinuing operations, allocated for basic	835.8	89.8	526.7	56.1	(216.4)	(31.5)
Reallocation of net (loss)/income from discontinuing operations as a result of conversion of Class B to Class A shares	89.8	—	56.1	—	(31.5)	—
Reallocation of net (loss)/income from discontinuing operations to Class B shares	—	(15.8)	—	(0.1)	—	0.5
Effect of convertible debt restructuring, net of tax	(159.2)	—	—	—	—	—
Net (loss)/income from discontinued operations, allocated for diluted	766.4	74.0	582.8	56.0	(247.9)	(31.0)
Weighted average ordinary shares used in per share computation — basic	332,321,580	35,698,674	335,141,012	35,698,674	245,306,552	35,698,674
Effect of:
Conversion of Class B to Class A shares	35,698,674	—	35,698,674	—	35,698,674	—
Weighted average ordinary shares used in per share computation — diluted	368,020,254	35,698,674	370,839,686	35,698,674	281,005,226	35,698,674
Net loss per share from continuing operations attributable to ordinary shareholders:
Basic	(0.49)	(0.49)	(0.92)	(0.92)	(1.40)	(1.40)
Diluted	(0.49)	(0.49)	(0.92)	(0.92)	(1.40)	(1.40)
Net income/(loss) per share from discontinued operations attributable to ordinary shareholders:
Basic	2.52	2.52	1.57	1.57	(0.88)	(0.88)
Diluted	2.08	2.08	1.57	1.57	(0.88)	(0.88)
Net income/(loss) per share attributable to ordinary shareholders:
Basic	2.03	2.03	0.65	0.65	(2.28)	(2.28)
Diluted	1.59	1.59	0.65	0.65	(2.28)	(2.28)